LEASES (Tables)	9 Months Ended
Mar. 31, 2025
Leases [Abstract]
SCHEDULE OF OPERATING LEASE RELATED ASSETS AND LIABILITIES

The table below presents the operating lease related assets and liabilities recorded on the balance sheets.

	As of
	March 31, 2025	June 30, 2024
Operating lease right-of-use assets	$691,970	770,402
Operating lease right-of-use assets, accumulated amortization	(258,689)	(74,831)
Operating lease right-of-use assets, net	$433,281	695,571

Operating lease liabilities, current	345,932	336,046
Operating lease liabilities, non-current	9,189	351,856
Total operating lease liabilities	$355,121	687,902

SCHEDULE OF MINIMUM LEASE PAYMENTS

The future undiscounted aggregate minimum lease payments under non-cancellable operating leases were as follows as of March 31, 2025:

Year ended March 31,	Amount
2026	$357,321
2027	9,280
2028	-
Total undiscounted future minimum lease payments	366,601
Less: Amounts representing interest	11,480
Total present value of operating lease liabilities	355,121
Less: current portion of operating lease liabilities	345,932
Non-current portion of operating lease liabilities	$9,189